Materials, energy and consumables used (Tables)	12 Months Ended
Jun. 30, 2025
Materials, energy and consumables used
Schedule of materials, energy and consumables used

	2025	2024	2023
for the year ended 30 June	Rm	Rm	Rm
Cost of raw materials*	102 915	114 889	126 338
Cost of energy and other consumables used in production process	26 226	23 068	25 959
	129 141	137 957	152 297

*Includes R3,9 billion reduction in the current year relating to compensation from Transnet. Refer to note 5 for details.